EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	$ 15,798	$ 14,405
Profit (Loss) of associate or joint venture	2,399	2,247
Other Comprehensive Income of associate or joint venture	411	1,878
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	491	65
Profit (Loss) of associate or joint venture	79	11
Other Comprehensive Income of associate or joint venture	469	59
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	133	194
Profit (Loss) of associate or joint venture	44	23
Other Comprehensive Income of associate or joint venture	(3)	4
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,424	498
Profit (Loss) of associate or joint venture	248	(8)
Other Comprehensive Income of associate or joint venture	(21)	5
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	84	45
Profit (Loss) of associate or joint venture	83	(9)
Other Comprehensive Income of associate or joint venture	363	(181)
Other | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,947	2,548
Profit (Loss) of associate or joint venture	148	710
Other Comprehensive Income of associate or joint venture	(36)	(76)
Data Infrastructure [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	804	783
Profit (Loss) of associate or joint venture	64	58
Other Comprehensive Income of associate or joint venture	244	435
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,673	3,723
Profit (Loss) of associate or joint venture	(309)	196
Other Comprehensive Income of associate or joint venture	(826)	704
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	541	1,164
Profit (Loss) of associate or joint venture	92	101
Other Comprehensive Income of associate or joint venture	110	779
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	545	586
Profit (Loss) of associate or joint venture	301	320
Other Comprehensive Income of associate or joint venture	191	103
Core Retail [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,536	2,405
Profit (Loss) of associate or joint venture	(1,013)	(591)
Other Comprehensive Income of associate or joint venture	(15)	12
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	60	41
Profit (Loss) of associate or joint venture	71	116
Other Comprehensive Income of associate or joint venture	0	0
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	75	73
Profit (Loss) of associate or joint venture	19	17
Other Comprehensive Income of associate or joint venture	(29)	14
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	695	681
Profit (Loss) of associate or joint venture	92	15
Other Comprehensive Income of associate or joint venture	0	(1)
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	342	160
Profit (Loss) of associate or joint venture	487	222
Other Comprehensive Income of associate or joint venture	(2)	16
Core Retail [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	889
Profit (Loss) of associate or joint venture	449
Other Comprehensive Income of associate or joint venture	0
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,559	1,439
Profit (Loss) of associate or joint venture	1,544	1,066
Other Comprehensive Income of associate or joint venture	$ (34)	$ 5